SUBSEQUENT EVENTS (Details Narrative)							1 Months Ended		9 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($) shares	Dec. 09, 2021 CAD ($) shares	Sep. 09, 2021 USD ($)	Mar. 05, 2021 USD ($) shares	Mar. 05, 2021 $ / shares	Feb. 05, 2021 USD ($)	Apr. 30, 2021 USD ($) shares	Jan. 19, 2021 USD ($) shares	Jul. 31, 2022 USD ($) shares	Oct. 31, 2021 USD ($) shares $ / shares	Oct. 31, 2021 CAD ($) shares $ / shares	Oct. 31, 2020 $ / shares shares	Jul. 31, 2022 $ / shares	Jan. 27, 2021 USD ($)	Dec. 15, 2017 USD ($)	Nov. 14, 2017 USD ($)
Reserve Quantities [Line Items]
Shares issued for services, shares | shares									529,335	534,294	534,294
Shares issued for services, value									$ 59,796	$ 95,294
Number of options acquired | shares									605,000	3,085,000	3,085,000
Exercise Price | (per share)										$ 0.20			$ 0.15
Number of option granted | shares										500,000	500,000
Options forfeited or expired | shares									1,460,000	1,040,000	1,040,000
Option Agreement, description												The Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,182 and cash payments and cash payable of $849,537. Of the total consideration, $485,000 in cash and 825,000 common shares with an aggregate fair value of $122,376 have been paid, and cash of $360,000 and 200,000 common shares with an aggregate fair value of $35,806 remain payable at the date of these financial statements.
Principal Amount															$ 1,000,000	$ 550,000
Number of common stock issued | shares	13,166,400	13,166,400						2,031,784
Proceeds from private placement	$ 1,300,000	$ 1,645,800						$ 200,000
Number of warrants issued | shares				21,056,890			23,162,579					6,818,182
Issue Price | $ / shares					$ 0.225
Proceeds from warrants				$ 3,700,000			$ 3,738,564
Debt conversion, principal amount										$ 1,042,951	$ 1,311,111
Conversion Price | $ / shares											$ 0.125	$ 0.125
Number of common stock converted | shares										10,488,884	10,488,884
Fair value of common stock issued										$ 916,290
Cash payments and cash payable										$ 1,312,722
High Street Capital Partners [Member]
Reserve Quantities [Line Items]
Consideration of common stock acquired						$ 3,000,000
Two Unsecured Promissory Notes [Member]
Reserve Quantities [Line Items]
Principal Amount														$ 375,000
Interest rate														10.00%
Unsecured Promissory Notes [Member]
Reserve Quantities [Line Items]
Principal Amount			$ 800,000
Gain on debt settlement			$ 449,684
G R Distribution [Member]
Reserve Quantities [Line Items]
Noncontrolling interest description										Company sold an aggregate total of an approximately 10.6% interest in Grown Rogue Distribution, LLC (“GR Distribution”) for $475,000. The interest was comprised of 11.875 newly issued equity units (“GR Distribution Units”) and each GR Distribution Unit was sold for $40,000. After the issuances, 111.875 GR Distribution Units were issued and outstanding. Of the 11.875 GR Distribution units newly issued, 6.25 were issued to a director of the Company, for proceeds of $250,000. On April 30, 2021, the Company purchased 11.875 GR Distribution Units in exchange for 3,711,938 common shares with an aggregate fair value of $664,816. After the Company’s purchase of 11.875 GR Distribution Units, Grown Rogue Distribution, LLC was again a 100% owned subsidiary.	Company sold an aggregate total of an approximately 10.6% interest in Grown Rogue Distribution, LLC (“GR Distribution”) for $475,000. The interest was comprised of 11.875 newly issued equity units (“GR Distribution Units”) and each GR Distribution Unit was sold for $40,000. After the issuances, 111.875 GR Distribution Units were issued and outstanding. Of the 11.875 GR Distribution units newly issued, 6.25 were issued to a director of the Company, for proceeds of $250,000. On April 30, 2021, the Company purchased 11.875 GR Distribution Units in exchange for 3,711,938 common shares with an aggregate fair value of $664,816. After the Company’s purchase of 11.875 GR Distribution Units, Grown Rogue Distribution, LLC was again a 100% owned subsidiary.